CoinShares Altcoins ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.4%	Shares		Value
21Shares Aptos Staking ETP (a)	42,849		$ 37,051
21Shares Binance BNB ETP (a)	2,398		86,580
21Shares Gram Staking ETP (a)	6,409		38,755
21Shares NEAR Protocol Staking ETP (a)	7,274		38,097
21Shares Sui Staking ETP (a)	1,982		38,998
Bitwise Aptos Staking ETP (a)	83,899		50,465
Bitwise Avalanche Staking ETP (a)	14,689		47,520
Bitwise Hyperliquid Staking ETP (a)	1,228		39,901
Bitwise NEAR Staking ETP (a)	5,642		51,669
Bitwise Physical Cardano ETP (a)	62,542		41,129
Bitwise Solana Staking ETP (a)	11,261		43,614
CoinShares Cardano Staking ETP (a)(b)	310,662		49,299
CoinShares Cosmos Staking ETP (a)(b)	92,726		86,126
CoinShares Hyperliquid Staking ETP (a)(b)	12,827		54,167
CoinShares Polkadot Staking ETP (a)(b)	47,885		48,038
CoinShares Sei Staking ETP (a)(b)	167,817		82,482
CoinShares Solana Staking ETP (a)(b)	6,153		51,673
CoinShares Toncoin Staking ETP (a)(b)	65,033		53,197
VanEck Avalanche ETN (a)	70,952		47,375
VanEck Polkadot ETN (a)	162,242		40,233
VanEck Sui ETN (a)	17,530		51,573
TOTAL EXCHANGE TRADED FUNDS (Cost $1,367,465)			1,077,942

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (c)	11,264		11,264
TOTAL MONEY MARKET FUNDS (Cost $11,264)			11,264

TOTAL INVESTMENTS - 99.4% (Cost $1,378,729)			1,089,206
Other Assets in Excess of Liabilities - 0.6%		0.00631	6,912
TOTAL NET ASSETS - 100.0%			$ 1,096,118

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CoinShares Altcoins ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 1,077,942	$ –	$ –	$ 1,077,942
Money Market Funds	11,264	–	–	11,264
Total Investments	$ 1,089,206	$ –	$ –	$ 1,089,206

Refer to the Schedule of Investments for further disaggregation of investment categories.

CoinShares Altcoins ETF - Transactions with Affiliates
	Value as of October 6, 2025 (a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
CoinShares Cardano Staking ETP	$ –	$ 492,838	$ (187,097)	$ (209,425)	$ (47,017)	$ 49,299	310,662	$ –	$ –
CoinShares Cosmos Staking ETP	–	354,814	(111,367)	(115,233)	(42,088)	86,126	92,726	–	–
CoinShares Hyperliquid Staking ETP	–	127,602	(152,882)	57,443	22,004	54,167	12,827	–	–
CoinShares Polkadot Staking ETP	–	488,768	(203,121)	(204,938)	(32,671)	48,038	47,885	–	–
CoinShares Sei Staking ETP	–	371,776	(38,644)	(154,707)	(95,943)	82,482	167,817	–	–
CoinShares Solana Staking ETP	–	525,787	(271,599)	(195,946)	(6,569)	51,673	6,153	–	–
CoinShares Toncoin Staking ETP	–	248,448	(176,465)	(31,010)	12,223	53,197	65,033	–	–
	$ –	$ 2,610,033	$ (1,141,175)	$ (853,816)	$ (190,061)	$ 424,982	703,103	$ –	$ –

(a)	Inception date of Fund.